Other assets - Schedule of of assets (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long term prepaid lease payments (note 7)	CAD 1,779	CAD 1,839
Intangible assets	938	1,790
Deferred financing costs	707	320
Deferred lease inducement assets	784	927
Loan to partnership (note 24)	969	0
Total other assets, noncurrent	CAD 5,177	CAD 4,876